Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 24, 2015
Restricted Cash
Loss related to change in fair value	$ 100,000
Investment in Unconsolidated Affiliates
Impairment charge	0	$ 0	$ 0
Goodwill and Intangible Asset Impairment
Impairment charges related to goodwill	34,916,000	0
Impairment charges related to trade names	$ 3,100,000
Impairment of goodwill and indefinite-lived intangible assets		0	0
Disaggregation of Revenue
Number of performance obligation | Customer	2
Advertising
Advertising Costs	$ 33,000,000	15,500,000	11,000,000
Adoption of ASC Topic 606
Advertising
Cumulative effect on retained earnings, before tax	4,700,000
Cumulative effect on retained earnings, net of tax	3,500,000
Complimentaries
Disaggregation of Revenue
Loyalty point redemption revenue	$ 172,400,000	112,800,000	$ 112,300,000
Silver Legacy Joint Venture
Investment in Unconsolidated Affiliates
Ownership interest (as a percent)	50.00%			50.00%
Accounts Receivable
Accounts Receivable and Credit Risk
Concentration Risk, Credit Risk, Financial Instruments	$ 0	$ 0
Nevada Department of Insurance
Restricted Cash
Certificates of deposit	628,000
Port Resources, Inc. | Lake Charles
Restricted Cash
Certificates of deposit	$ 1,000,000
Certificates of Deposit | Nevada Department of Insurance
Restricted Cash
Certificates of deposit, maturity date	Jan. 28, 2018
Debt instrument extended, maturity date	Jan. 29, 2019
Certificates of Deposit | West Virginia Division of Environmental Protection
Restricted Cash
Certificates of deposit, maturity date	Oct. 27, 2018
Certificates of Deposit | Port Resources, Inc. | Lake Charles
Restricted Cash
Certificates of deposit, maturity date	Jul. 13, 2018
Deposit One | West Virginia Division of Environmental Protection
Restricted Cash
Certificates of deposit	$ 123,000
Deposit Two | West Virginia Division of Environmental Protection
Restricted Cash
Certificates of deposit	$ 76,000